Consolidated Statements of Cash Flows (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net (loss)/profit	$ 1,312	¥ 9,354	¥ (127,317)
Adjustments to reconcile net (loss)/income from operations to net cash used by operating activities:
Depreciation and amortization	418	2,974	2,973
Amortisation of operating lease right of use assets	76	542
Share-based compensation			107,975
Gain on de registration	(307)	(2,200)
Reversal of allowance for credit losses	(1,282)	(9,126)
Reversal of allowances for obsolete inventories	(519)	(3,693)
Net changes in operating assets and liabilities:
Accounts receivable	(6,334)	(45,089)	(4,940)
Prepaid expenses and other current assets	(136)	(965)	(18,025)
Note payable	1,124	8,000
Inventories	752	5,350	(1,545)
Accounts payable	6,299	44,841	22,017
Other payables and accrued liabilities	460	3,271	11,479
Government grants	(127)	(907)	(906)
Income taxes payable			(59)
Other non-current assets	11	79
Operating lease liabilities	(81)	(574)
Net cash (used in)/provided by operating activities	1,666	11,868	(8,348)
Cash flows from investing activities:
Purchase of property and equipment	(6)	(44)
Net cash used in investing activities	(6)	(44)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,882	13,400	8,000
Proceeds from issuance of ordinary shares	25,000	177,975	35,088
Related parties	136	968	6
Repayment of short-term borrowings	(1,255)	(8,933)	(5,952)
Repayment of finance liabilities	(300)	(2,136)
Net cash provided by financing activities	25,463	181,274	37,142
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(975)	(9,021)	(128)
Net increase in cash and cash equivalent and restricted cash	26,148	184,077	28,666
Cash and cash equivalents and restricted cash at beginning of period	15,050	109,213	77,179
Cash and cash equivalents and restricted cash at end of period	41,198	293,290	105,845
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)
Interest paid | ¥		1,426
Income taxes paid (refunded) | $	200
Cash paid for amounts including in the measurement of lease liabilities:
Operating cash outflows from operating leases	86	615	2,076
Reconciliation of cash, cash equivalents and restricted cash in unaudited condensed consolidated statements of cash flows
Restricted cash			500
Cash and cash equivalents	41,198	293,290	105,345
Cash, cash equivalents and restricted cash	$ 41,198	¥ 293,290	¥ 105,845